CAPITAL MANAGEMENT	12 Months Ended
Dec. 31, 2020
CAPITAL MANAGEMENT
CAPITAL MANAGEMENT

25.    CAPITAL MANAGEMENT

The Company’s objectives when managing capital are to:

•	ensure there are adequate capital resources to support the Company’s ability to continue as a going concern;
•	maintain adequate levels of cash to support the acquisition, exploration and development of mineral properties, exploration and evaluation assets, and the operation of producing mines;
•	maintain investor, creditor and market confidence to sustain future development of the business; and
•	provide returns to shareholders and benefits for other stakeholders.

In assessing the capital structure of the Company, management includes in its assessment the components of shareholders’ equity and debt, net of cash and cash equivalents and short-term deposits. Tucano, Topia and the GMC are in production, but exploration and development activities are also performed at these and other exploration properties in order to identify further reserves and resources.  Additionally, for Coricancha, which has been on care and maintenance since August 2013, the Company continues to evaluate the timeline and conditions for a potential re-start. The Company plans to use existing cash, including cash raised from equity and debt financing during the year ended December 31, 2020, as well as funds from future sales of precious metals to fund operations, development and exploration activities, and capital expenditures.

The Company manages its capital in a manner that provides sufficient funding for operational activities.  Annual capital and operating expenditure budgets, and rolling forecasts, are used to determine the necessary capital requirements.  These budgets are approved by management and the Board and updated for changes in the underlying assumptions, economic conditions and risk characteristics of the underlying assets, as necessary.  Since the Acquisition, based on current projected operating cash flows and anticipated capital expenditures, the Company obtained equity and debt financing as described in notes 13 and 16(f).  The Company will continue to focus on internally generating operating cash flow to minimize its future reliance on equity and debt financing.  However, the Company may determine that it requires further financing through the offering of its share capital via the ATM Facility, and/or other equity and debt financing in order to meet long-term objectives.

The Company’s capital structure is dependent on expected business growth and changes in the business environment. As at December 31, 2020, the Company was not subject to externally imposed capital requirements.